Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles Assets and Goodwill
10. INTANGIBLE ASSETS AND GOODWILL
As of December 31, 2019 and 2020, intangible assets consisted of the following:

	As of December 31, 2019	As of December 31, 2020
Indefinite-lived intangible assets:
FCC Licenses	$63,266	$63,266
Trade Name	730	733
Goodwill	11,424	13,102
Definite-lived intangible assets:
Programming Contract	514	220
Customer List	3,015	1,896

Total	$78,949	$79,217

In accordance with ASC Topic 350,
Intangibles—Goodwill and Other,
the Company reviews goodwill and other intangibles at least annually for impairment. In connection with any such review, if the recorded value of goodwill and other intangibles is greater than its fair value, the intangibles are written down and charged to results of operations. FCC licenses are renewed every eight years at a nominal cost, and historically both of our FCC licenses have been renewed at the end of their respective eight-year periods. Since we expect that both of our FCC licenses will continue to be renewed in the future, we believe they have indefinite lives. Given that our radio stations operate in the same geographic market they are considered a single unit of accounting. The trade name is an indefinite-lived intangible asset based on our intention to renew it when legally required and to utilize it going forward.
Impairment Testing
The Company generally performs its annual impairment review of indefinite-lived intangibles as of October 1 each year. In the ten months ended December 31, 2019, the Company performed the analysis of the FCC licenses as of November 25, the date of the transfer of the stations from Emmis to MediaCo. At the time of each impairment review, if the fair value of the indefinite-lived intangible is less than its carrying value, a charge is recorded to results of operations. When indicators of impairment are present, the Company will perform an interim impairment test. We will perform additional interim impairment assessments whenever triggering events suggest such testing for the recoverability of these assets is warranted. During the ten-month
period ended December 31, 2019 and the year ended December 31, 2020, the Company did not record any impairment losses.
Valuation of Indefinite-lived Broadcasting Licenses
Fair value of our FCC licenses is estimated to be the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To determine the fair value of our FCC licenses, the Company considered both income and market valuation methods when it performed its impairment tests. Under the income method, the Company projects cash flows that would be generated by each of its units of accounting assuming the unit of accounting was commencing operations in its respective market at the beginning of the valuation period. This cash flow stream is discounted to arrive at a value for the FCC license. The Company assumes the competitive situation that exists in each market remains unchanged, with the exception that its unit of accounting commenced operations at the beginning of the valuation period. In doing so, the Company extracts the value of going concern and any other assets acquired, and strictly values the FCC license. Major assumptions involved in this analysis include market revenue, market revenue growth rates, unit of accounting audience share, unit of accounting revenue share and discount rate. Each of these assumptions may change in the future based upon changes in general economic conditions, audience behavior, consummated transactions, and numerous other variables that may be beyond our control. The projections incorporated into our license valuations take current economic conditions into consideration. Under the market method, the Company uses recent sales of comparable radio stations for which the sales value appeared to be concentrated entirely in the value of the license, to arrive at an indication of fair value.
Below are some of the key assumptions used in our income method annual impairment assessments. In recent years, we have reduced long-term growth rates in the New York market in which we operate based on recent industry trends and our expectations for the market going forward.

	November 25, 2019	October 1, 2020
Discount Rate	11.9%	12.4%
Long-term Revenue Growth Rate	-0.6%	1.0%
Mature Market Share	9.0%	9.4%
Operating Profit Margin	22.7-26.7%	26.6-29.5%
As of both December 31, 2019 and December 31 2020, the carrying amount of the Company’s FCC licenses was $63.3 million.

Valuation of Trade Name
As a result of the Fairway Acquisition, the Company acquired the trade name ‘Fairway’. The trade name is well known in the industry and is being retained for continued market use following the acquisition. This trade name favorably factors into customer purchasing decisions. For the purchase price allocation, the trade name was valued using the relief from royalty method. This method is based on what a company would be willing to pay for a royalty in order to exploit the related benefits of the trade name. The value of the trade name is determined by discounting the inherent after-tax
royalty savings associated with ownership or possession of the trade name. The valuation assigned to the trade name as a result of the purchase price accounting is $0.7 million. We assess the trade name annually for impairment on October 1 of each year. We utilized the relief from royalty method to perform our annual impairment assessment. There was no impairment recognized for the year ended December 31, 2020.
Valuation of Goodwill
As a result of the Fairway Acquisition discussed in Note 8, the Company has recorded $13.1 million of goodwill. This accounts for all goodwill on the consolidated balance sheet as of December 31, 2020. The Fairway Acquisition closed on December 13, 2019 and all assets acquired and liabilities assumed were valued as of that date, resulting in a goodwill valuation of $13.1 million. ASC Topic
350-20-35
requires the Company to test goodwill for impairment at least annually. Under ASC 350 we have the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it is necessary to perform an annual quantitative goodwill impairment test. Given the macroeconomic environment as a result of the
COVID-19
pandemic we have elected not to perform the qualitative assessment. When performing a quantitative assessment for impairment, the Company uses a market approach to determine the fair value of the reporting unit. Management determines the fair value for the reporting unit by multiplying the cash flows of the reporting unit by an estimated market multiple. Management believes this methodology for valuing outdoor advertising businesses is a common approach and believes that the multiples used in the valuation are reasonable given our peer comparisons, analyst reports, and market transactions. To corroborate the fair values determined using the market approach described above, management also uses an income approach, which is a discounted cash flow method to determine the fair value of the reporting unit. If the carrying value of a reporting unit’s goodwill exceeds its fair value, the Company recognizes an impairment charge equal to the difference in the statement of operations.
Definite-lived Intangibles
The following table presents the weighted-average remaining useful life at December 31, 2020 and gross carrying amount and accumulated amortization for each major class of definite-lived intangible assets at December 31, 2019 and 2020:

		As of December 31, 2019			As of December 31, 2020
	Weighted Average Remaining Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Programming Contract	0.8	$2,154	$1,640	$514	$2,154	$1,934	$220
Customer List	2.0	3,030	15	3,015	2,906	1,010	1,896
The customer list was acquired as part of the Fairway Acquisition on December 13, 2019 and was valued as part of the purchase price allocation performed at closing. Customer relationships represent a source of repeat business. The information contained in such relationships usually includes the preferences of the customer, the buying patterns of the customer, and the history of purchases that have been made by the customer. In calculating the value of Fairway Outdoors’ customer relationships, we employed the multiperiod excess earnings method of the income approach, which estimates value based on the present value of future economic benefits. This methodology resulted in a valuation of $2.9 million. A useful life of three years has been assigned to the customer list.
Total amortization expense from definite-lived intangibles for the ten-month
period ended December 31, 2019, and the year ended December 31, 2020, was $0.3 million and $1.3 million, respectively. The following table presents the Company’s estimate of amortization expense for each of the five succeeding years for definite-lived intangibles:

Year ended December 31,	Expected Amortization Expense
2021	$1,189
2022	927
2023	—
2024	—
2025	—